Fresh Start Reporting - Fresh-start adjustments (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) $ in Thousands	Jan. 31, 2021 USD ($)
Goodwill eliminated	$ 1,075,800
Goodwill established based on the calculated reorganization value	495,100
Reorganization value of Successor company	1,503,735
Less: Fair value of Successor company assets	(1,008,600)
Reorganization Value Of Successor Company Excess Of Asset Fair Value Goodwill	$ 495,135